Financial (costs) income - net (Tables)	12 Months Ended
Dec. 31, 2025
Financial Costs [Abstract]
Summary of Financial (Costs) Income	he financial (costs) income is as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
Financial income:
Interest income	Ps.	56,097	Ps.	55,888	Ps.	16,640
Interest generated by short-term bank deposits		105,965		79,183		—
Gain on derivative financial Instruments		—		7,980		—
Other commissions		10,612		12,812		9,429
Financial income	Ps.	172,674	Ps.	155,863	Ps.	26,069
Financial costs:
Interest cost on lease liabilities		(1,420,187)		(1,072,774)		(762,872)
Interest cost on Promissory Notes		—		(82,588)		(619,779)
Loss related to modification of Promissory Notes		—		—		(55,527)
Loss related to remeasurement of Promissory Notes		—		—		(28,709)
Amortization of issuance of debt costs		—		(5,967)		—
Interest on bonus payable to related parties		—		(1,191)		(4,523)
Interest cost on credit lines		(17,399)		(43,773)		(16,729)
Interest on supplier finance arrangements and other commissions		(33,685)		(21,729)		(13,744)
Interest cost on financing of transportation and store equipment		(37,042)		(29,232)		(25,224)
Financial costs	Ps.	(1,508,313)	Ps.	(1,257,254)	Ps.	(1,527,107)
Exchange rate fluctuation:
Gain for exchange rate fluctuation		916		542,222		667,118
Loss for exchange rate fluctuation		(385,867)		(51,794)		(60,848)
Exchange rate fluctuation	Ps.	(384,951)	Ps.	490,428	Ps.	606,270
Financial costs - Net	Ps.	(1,720,590)	Ps.	(610,963)	Ps.	(894,768)